Summary of Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Redeemable Noncontrolling Interests

The following is a rollforward of activity in our redeemable noncontrolling interests for the years ending December 31, 2017, 2016 and 2015, respectively:

	2017	2016	2015
	(Millions)
Balance January 1	$40	$41	$34
Net income attributable to redeemable noncontrolling interests	36	36	32
Other comprehensive income (loss)	3	(2)	(1)
Dividends declared	(37)	(35)	(24)

Balance December 31	$42	$40	$41

Inventories by Major Classification

At December 31, 2017 and 2016, inventory by major classification was as follows:

	2017	2016
	(Millions)
Finished goods	$349	$284
Work in process	268	245
Raw materials	178	137
Materials and supplies	74	64

	$869	$730

Changes in Net Carrying Amount of Goodwill

The changes in the net carrying amount of goodwill for the years ended December 31, 2017, 2016 and 2015 were as follows:

	Clean Air Segment	Ride Performance Segment	Aftermarket Segment	Total
	(Millions)
Balance at December 31, 2015	$14	$22	$24	$60

Translation Adjustment	(1)	(2)	—	(3)

Balance at December 31, 2016	13	20	24	57

Translation Adjustment	2	—	1	3
Goodwill Impairment Charge	—	(7)	(4)	(11)

Balance at December 31, 2017	$15	$13	$21	$49

Carrying Amount and Accumulated Amortization of Finite Useful Life Intangible Assets

The carrying amount and accumulated amortization of our finite useful life intangible assets were as follows:

	December 31, 2017		December 31, 2016
	Gross Carrying Value	Accumulated Amortization	Gross Carrying Value	Accumulated Amortization
	(Millions)		(Millions)
Customer contract	$8	$(5)	$8	$(5)
Patents	1	(1)	1	(1)
Technology rights	29	(23)	29	(21)
Other	15	(2)	9	(1)

Total	$53	$(31)	$47	$(28)

Property, Plant and Equipment

At December 31, 2017 and 2016, plant, property, and equipment, at cost, by major category were as follows:

	2017	2016
	(Millions)
Land, buildings, and improvements	$635	$568
Machinery and equipment	2,983	2,638
Other, including construction in progress	390	342

	$4,008	$3,548

The effects of adopting the new standard on our consolidated financial statements

The following tables summarize the effects of adopting the new standard on our consolidated financial statements:

	Year Ended December 31, 2017
	Previously Reported	Effect of Accounting Change	As Adjusted
	(Millions)
Consolidated Statement of Income
Cost of sales	$7,812	$(3)	$7,809
Selling, general, and administrative	648	(12)	636
Other (income) expense	(1)	15	14

	Year Ended December 31, 2016
	Previously Reported	Effect of Accounting Change	As Adjusted
	(Millions)
Consolidated Statement of Income
Cost of sales	$7,123	$(7)	$7,116
Selling, general, and administrative	589	(76)	513
Other expense	—	83	83

	Year Ended December 31, 2015
	Previously Reported	Effect of Accounting Change	As Adjusted
	(Millions)
Consolidated Statement of Income
Cost of sales	$6,828	$(7)	$6,821
Selling, general, and administrative	491	(9)	482
Other expense	1	16	17

The following tables summarize the effects of adopting ASU 2016-18 and ASU 2016-15 on our consolidated statements of cash flows for the years ended December 31, 2017, 2016 and 2015.

	Year Ended December 31, 2017
	Previously Reported	Effect of ASU 2016-18	Effect of ASU 2016-15	As Adjusted
	(Millions)
Consolidated Statement of Cash Flows
Decrease (increase) in receivables	$31	$—	$(112)	$(81)
Net cash provided by operating activities	629	—	(112)	517

Change in restricted cash	$(1)	$1	$—	$—
Proceeds from deferred purchase price of factored receivables	—	—	112	112
Net cash used by investing activities	(413)	1	112	(300)

Decrease in cash, cash equivalents and restricted cash	$(32)	$1	$—	$(31)
Cash, cash equivalents and restricted cash, January 1	347	2	—	349

Cash, cash equivalents and restricted cash, December 31	$315	$3	$—	$318

	Year Ended December 31, 2016
	Previously Reported	Effect of ASU 2016-18	Effect of ASU 2016-15	As Adjusted
	(Millions)
Consolidated Statement of Cash Flows
Increase in receivables	$(215)	$—	$(110)	$(325)
Net cash provided by operating activities	484	—	(110)	374

Change in restricted cash	$(1)	$1	$—	$—
Proceeds from deferred purchase price of factored receivables	—	—	110	110
Net cash used by investing activities	(340)	1	110	(229)

Increase in cash, cash equivalents and restricted cash	$60	$1	$—	$61
Cash, cash equivalents and restricted cash, January 1	287	1	—	288

Cash, cash equivalents and restricted cash, December 31	$347	$2	$—	$349

	Year Ended December 31, 2015
	Previously Reported	Effect of ASU 2016-18	Effect of ASU 2016-15	As Adjusted
	(Millions)
Consolidated Statement of Cash Flows
Increase in receivables	$(90)	$—	$(113)	$(203)
Net cash provided by operating activities	528	—	(113)	415

Change in restricted cash	$2	$(2)	$—	$—
Proceeds from deferred purchase price of factored receivables	—	—	113	113
Net cash used by investing activities	(303)	(2)	113	(192)

Increase in cash, cash equivalents and restricted cash	$5	$(2)	$—	$3
Cash, cash equivalents and restricted cash, January 1	282	3	—	285

Cash, cash equivalents and restricted cash, December 31	$287	$1	$—	$288